Note 24 - Goodwill and Deferred Tax Liability - Deferred Tax Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, deferred tax liability	$ 1,000,427	$ 1,298,367	$ 1,596,307
Tax effect of amortization, deferred tax liability		(297,940)	(297,940)
Tax effect of Impairment, deferred tax liability	(292,740)
Disposed on the sale of DenseLight, deferred tax liability	(707,687)
Balance, deferred tax liability		1,000,427	1,298,367
DenseLight [member]
Statement Line Items [Line Items]
Balance, deferred tax liability	707,687	1,005,627	1,303,567
Tax effect of amortization, deferred tax liability		(297,940)	(297,940)
Tax effect of Impairment, deferred tax liability
Disposed on the sale of DenseLight, deferred tax liability	(707,687)
Balance, deferred tax liability		707,687	1,005,627
BB Photonics [member]
Statement Line Items [Line Items]
Balance, deferred tax liability	292,740	292,740	292,740
Tax effect of amortization, deferred tax liability
Tax effect of Impairment, deferred tax liability	(292,740)
Disposed on the sale of DenseLight, deferred tax liability
Balance, deferred tax liability		$ 292,740	$ 292,740